Business segment information	6 Months Ended
Jun. 30, 2020
Business segment information
Business segment information

3) Business segment information

Description of the business segments

Financial information by business segment is reported in accordance with the internal reporting system and shows internal segment information that is used to manage and measure the performance of TOTAL and which is reviewed by the main operational decision-making body of the Group, namely the Executive Committee.

The operational profit and assets are broken down by business segment prior to the consolidation and inter-segment adjustments.

Sales prices between business segments approximate market prices.

The organization of the Group's activities is structured around the four followings segments:

-	An Exploration & Production segment;
-	An Integrated Gas, Renewables & Power segment comprising integrated gas (including LNG) and low carbon electricity businesses. It includes the upstream and midstream LNG activity;
-

A Refining & Chemicals segment constituting a major industrial hub comprising the activities of refining, petrochemicals and specialty chemicals. This segment also includes the activities of oil Supply, Trading and marine Shipping;

-	A Marketing & Services segment including the global activities of supply and marketing in the field of petroleum products;

In addition the Corporate segment includes holdings operating and financial activities.

Adjustment items

Performance indicators excluding the adjustment items, such as adjusted operating income, adjusted net operating income, and adjusted net income are meant to facilitate the analysis of the financial performance and the comparison of income between periods.

Adjustment items include:

(i)	Special items

Due to their unusual nature or particular significance, certain transactions qualified as "special items" are excluded from the business segment figures. In general, special items relate to transactions that are significant, infrequent or unusual. However, in certain instances, transactions such as restructuring costs or assets disposals, which are not considered to be representative of the normal course of business, may be qualified as special items although they may have occurred within prior years or are likely to occur again within the coming years.

(ii)	The inventory valuation effect

The adjusted results of the Refining & Chemicals and Marketing & Services segments are presented according to the replacement cost method. This method is used to assess the segments’ performance and facilitate the comparability of the segments’ performance with those of its competitors.

In the replacement cost method, which approximates the LIFO (Last-In, First-Out) method, the variation of inventory values in the statement of income is, depending on the nature of the inventory, determined using either the month-end prices differential between one period and another or the average prices of the period rather than the historical value. The inventory valuation effect is the difference between the results according to the FIFO (First-In, First-Out) and the replacement cost methods.

(iii)	Effect of changes in fair value

The effect of changes in fair value presented as adjustment items reflects for some transactions differences between internal measure of performance used by TOTAL’s management and the accounting for these transactions under IFRS.

IFRS requires that trading inventories be recorded at their fair value using period end spot prices. In order to best reflect the management of economic exposure through derivative transactions, internal indicators used to measure performance include valuations of trading inventories based on forward prices.

TOTAL, in its trading activities, enters into storage contracts, which future effects are recorded at fair value in the Group’s internal economic performance. IFRS precludes recognition of this fair value effect.

Furthermore, TOTAL enters into derivative instruments to risk manage certain operational contracts or assets. Under IFRS, these derivatives are recorded at fair value while the underlying operational transactions are recorded as they occur. Internal indicators defer the fair value on derivatives to match with the transaction occurrence.

The adjusted results (adjusted operating income, adjusted net operating income, adjusted net income) are defined as replacement cost results, adjusted for special items and the effect of changes in fair value.

3.1) Information by business segment

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2020	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	2,574	8,403	27,956	30,661	6	—	69,600
Intersegment sales	8,661	895	9,051	196	59	(18,862)	—
Excise taxes	—	—	(1,119)	(8,342)	—	—	(9,461)
Revenues from sales	11,235	9,298	35,888	22,515	65	(18,862)	60,139
Operating expenses	(6,048)	(8,398)	(35,736)	(21,730)	(562)	18,862	(53,612)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,311)	(1,616)	(788)	(473)	(40)	—	(15,228)
Operating income	(7,124)	(716)	(636)	312	(537)	—	(8,701)
Net income (loss) from equity affiliates and other items	440	420	(92)	32	164	—	964
Tax on net operating income	(56)	330	203	(159)	2	—	320
Net operating income	(6,740)	34	(525)	185	(371)	—	(7,417)
Net cost of net debt							(1,003)
Non-controlling interests							85
Net income - group share							(8,335)

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2020 (adjustments)(a)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	—	(16)	—	—	—	—	(16)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(16)	—	—	—	—	(16)
Operating expenses	(37)	(318)	(1,637)	(341)	(91)	—	(2,424)
Depreciation, depletion and impairment of tangible assets and mineral interests	(7,338)	(953)	—	—	—	—	(8,291)
Operating income(b)	(7,375)	(1,287)	(1,637)	(341)	(91)	—	(10,731)
Net income (loss) from equity affiliates and other items	71	(292)	(271)	(5)	—	—	(497)
Tax on net operating income	70	374	426	100	12	—	982
Net operating income(b)	(7,234)	(1,205)	(1,482)	(246)	(79)	—	(10,246)
Net cost of net debt							(68)
Non-controlling interests							72
Net income - group share							(10,242)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect

- On operating income	—	—	(1,604)	(234)	—
- On net operating income	—	—	(1,371)	(163)	—

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2020 (adjusted)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	2,574	8,419	27,956	30,661	6	—	69,616
Intersegment sales	8,661	895	9,051	196	59	(18,862)	—
Excise taxes	—	—	(1,119)	(8,342)	—	—	(9,461)
Revenues from sales	11,235	9,314	35,888	22,515	65	(18,862)	60,155
Operating expenses	(6,011)	(8,080)	(34,099)	(21,389)	(471)	18,862	(51,188)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,973)	(663)	(788)	(473)	(40)	—	(6,937)
Adjusted operating income	251	571	1,001	653	(446)	—	2,030
Net income (loss) from equity affiliates and other items	369	712	179	37	164	—	1,461
Tax on net operating income	(126)	(44)	(223)	(259)	(10)	—	(662)
Adjusted net operating income	494	1,239	957	431	(292)	—	2,829
Net cost of net debt							(935)
Non-controlling interests							13
Adjusted net income - group share							1,907

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2020	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Total expenditures	3,265	3,461	533	334	66		7,659
Total divestments	325	433	101	72	26		957
Cash flow from operating activities	4,833	900	(103)	420	(1,272)		4,778

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2019	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	4,067	10,208	44,220	43,950	2	—	102,447
Intersegment sales	15,302	1,259	16,310	301	63	(33,235)	—
Excise taxes	—	—	(1,537)	(10,584)	—	—	(12,121)
Revenues from sales	19,369	11,467	58,993	33,667	65	(33,235)	90,326
Operating expenses	(8,234)	(10,287)	(56,502)	(32,178)	(406)	33,235	(74,372)
Depreciation, depletion and impairment of tangible assets and mineral interests	(5,216)	(643)	(763)	(470)	(35)	—	(7,127)
Operating income	5,919	537	1,728	1,019	(376)	—	8,827
Net income (loss) from equity affiliates and other items	367	1,041	260	101	27	—	1,796
Tax on net operating income	(2,585)	(623)	(246)	(334)	124	—	(3,664)
Net operating income	3,701	955	1,742	786	(225)	—	6,959
Net cost of net debt							(1,015)
Non-controlling interests							(77)
Net income - group share							5,867

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2019 (adjustments)(a)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	—	(86)	—	—	—	—	(86)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(86)	—	—	—	—	(86)
Operating expenses	—	(112)	449	40	—	—	377
Depreciation, depletion and impairment of tangible assets and mineral interests	(43)	(11)	(10)	—	—	—	(64)
Operating income(b)	(43)	(209)	439	40	—	—	227
Net income (loss) from equity affiliates and other items	—	413	(47)	(7)	—	—	359
Tax on net operating income	—	(270)	(121)	(13)	—	—	(404)
Net operating income(b)	(43)	(66)	271	20	—	—	182
Net cost of net debt							(8)
Non-controlling interests							47
Net income - group share							221

(a)Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b)Of which inventory valuation effect

- On operating income	—	—	486	40	—
- On net operating income	—	—	344	27	—

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2019 (adjusted)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	4,067	10,294	44,220	43,950	2	—	102,533
Intersegment sales	15,302	1,259	16,310	301	63	(33,235)	—
Excise taxes	—	—	(1,537)	(10,584)	—	—	(12,121)
Revenues from sales	19,369	11,553	58,993	33,667	65	(33,235)	90,412
Operating expenses	(8,234)	(10,175)	(56,951)	(32,218)	(406)	33,235	(74,749)
Depreciation, depletion and impairment of tangible assets and mineral interests	(5,173)	(632)	(753)	(470)	(35)	—	(7,063)
Adjusted operating income	5,962	746	1,289	979	(376)	—	8,600
Net income (loss) from equity affiliates and other items	367	628	307	108	27	—	1,437
Tax on net operating income	(2,585)	(353)	(125)	(321)	124	—	(3,260)
Adjusted net operating income	3,744	1,021	1,471	766	(225)	—	6,777
Net cost of net debt							(1,007)
Non-controlling interests							(124)
Adjusted net income - group share							5,646

	Exploration	Integrated Gas,	Refining	Marketing
1sthalf 2019	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Total expenditures	4,282	1,975	648	527	51		7,483
Total divestments	89	574	239	157	3		1,062
Cash flow from operating activities	7,704	1,533	1,120	843	(1,320)		9,880

	Exploration	Integrated Gas,	Refining	Marketing
2nd quarter 2020	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	992	3,313	9,433	11,986	6	—	25,730
Intersegment sales	3,097	301	2,956	107	31	(6,492)	—
Excise taxes	—	—	(469)	(3,699)	—	—	(4,168)
Revenues from sales	4,089	3,614	11,920	8,394	37	(6,492)	21,562
Operating expenses	(2,405)	(3,406)	(10,895)	(7,931)	(315)	6,492	(18,460)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,667)	(1,282)	(393)	(229)	(22)	—	(11,593)
Operating income	(7,983)	(1,074)	632	234	(300)	—	(8,491)
Net income (loss) from equity affiliates and other items	17	21	(35)	22	40	—	65
Tax on net operating income	398	322	(132)	(127)	(26)	—	435
Net operating income	(7,568)	(731)	465	129	(286)	—	(7,991)
Net cost of net debt							(431)
Non-controlling interests							53
Net income - group share							(8,369)

	Exploration	Integrated Gas,	Refining	Marketing
2nd quarter 2020 (adjustments)(a)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	—	(18)	—	—	—	—	(18)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(18)	—	—	—	—	(18)
Operating expenses	(27)	(199)	(48)	5	(36)	—	(305)
Depreciation, depletion and impairment of tangible assets and mineral interests	(7,338)	(953)	—	—	—	—	(8,291)
Operating income (b)	(7,365)	(1,170)	(48)	5	(36)	—	(8,614)
Net income (loss) from equity affiliates and other items	(57)	(217)	(63)	(5)	—	—	(342)
Tax on net operating income	63	330	1	—	12	—	406
Net operating income(b)	(7,359)	(1,057)	(110)	—	(24)	—	(8,550)
Net cost of net debt							33
Non-controlling interests							22
Net income - group share							(8,495)

(a)Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b)Of which inventory valuation effect

- On operating income	—	—	(26)	(16)	—
- On net operating income	—	—	(86)	(9)	—

	Exploration	Integrated Gas,	Refining	Marketing
2nd quarter 2020 (adjusted)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	992	3,331	9,433	11,986	6	—	25,748
Intersegment sales	3,097	301	2,956	107	31	(6,492)	—
Excise taxes	—	—	(469)	(3,699)	—	—	(4,168)
Revenues from sales	4,089	3,632	11,920	8,394	37	(6,492)	21,580
Operating expenses	(2,378)	(3,207)	(10,847)	(7,936)	(279)	6,492	(18,155)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,329)	(329)	(393)	(229)	(22)	—	(3,302)
Adjusted operating income	(618)	96	680	229	(264)	—	123
Net income (loss) from equity affiliates and other items	74	238	28	27	40	—	407
Tax on net operating income	335	(8)	(133)	(127)	(38)	—	29
Adjusted net operating income	(209)	326	575	129	(262)	—	559
Net cost of net debt							(464)
Non-controlling interests							31
Adjusted net income - group share							126

	Exploration	Integrated Gas,	Refining	Marketing
2nd quarter 2020	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Total expenditures	1,606	1,170	307	174	21		3,278
Total divestments	204	89	22	26	9		350
Cash flow from operating activities	910	1,389	1,080	819	(719)		3,479

	Exploration	Integrated Gas,
2nd quarter 2019	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	2,273	3,789	22,509	22,671	—	—	51,242
Intersegment sales	7,586	632	8,293	139	36	(16,686)	—
Excise taxes	—	—	(761)	(5,279)	—	—	(6,040)
Revenues from sales	9,859	4,421	30,041	17,531	36	(16,686)	45,202
Operating expenses	(4,205)	(3,878)	(29,168)	(16,844)	(229)	16,686	(37,638)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,687)	(328)	(389)	(237)	(20)	—	(3,661)
Operating income	2,967	215	484	450	(213)	—	3,903
Net income (loss) from equity affiliates and other items	173	661	111	111	26	—	1,082
Tax on net operating income	(1,161)	(450)	46	(170)	64	—	(1,671)
Net operating income	1,979	426	641	391	(123)	—	3,314
Net cost of net debt							(510)
Non-controlling interests							(48)
Net income - group share							2,756

	Exploration	Integrated Gas,
2nd quarter 2019 (adjustments) (a)	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(59)	—	—	—	—	(59)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(59)	—	—	—	—	(59)
Operating expenses	—	(54)	(43)	(34)	—	—	(131)
Depreciation, depletion and impairment of tangible assets and mineral interests	(43)	(11)	(10)	—	—	—	(64)
Operating income (b)	(43)	(124)	(53)	(34)	—	—	(254)
Net income (loss) from equity affiliates and other items	—	407	(49)	(7)	—	—	351
Tax on net operating income	—	(286)	28	9	—	—	(249)
Net operating income (b)	(43)	(3)	(74)	(32)	—	—	(152)
Net cost of net debt							(4)
Non-controlling interests							25
Net income - group share							(131)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect

- On operating income	—	—	(6)	(34)	—
- On net operating income	—	—	(1)	(25)	—

	Exploration	Integrated Gas,
2nd quarter 2019 (adjusted)	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	2,273	3,848	22,509	22,671	—	—	51,301
Intersegment sales	7,586	632	8,293	139	36	(16,686)	—
Excise taxes	—	—	(761)	(5,279)	—	—	(6,040)
Revenues from sales	9,859	4,480	30,041	17,531	36	(16,686)	45,261
Operating expenses	(4,205)	(3,824)	(29,125)	(16,810)	(229)	16,686	(37,507)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,644)	(317)	(379)	(237)	(20)	—	(3,597)
Adjusted operating income	3,010	339	537	484	(213)	—	4,157
Net income (loss) from equity affiliates and other items	173	254	160	118	26	—	731
Tax on net operating income	(1,161)	(164)	18	(179)	64	—	(1,422)
Adjusted net operating income	2,022	429	715	423	(123)	—	3,466
Net cost of net debt							(506)
Non-controlling interests							(73)
Adjusted net income - group share							2,887

	Exploration	Integrated Gas,
2nd quarter 2019	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	2,257	857	363	383	36		3,896
Total divestments	60	349	70	85	1		565
Cash flow from operating activities	3,768	641	1,658	611	(427)		6,251

3.2) Reconciliation of the information by business segment with consolidated financial statements

			Consolidated
1sthalf 2020			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	69,616	(16)	69,600
Excise taxes	(9,461)	—	(9,461)
Revenues from sales	60,155	(16)	60,139

Purchases net of inventory variation	(37,949)	(2,144)	(40,093)
Other operating expenses	(12,985)	(280)	(13,265)
Exploration costs	(254)	—	(254)
Depreciation, depletion and impairment of tangible assets and mineral interests	(6,937)	(8,291)	(15,228)
Other income	820	122	942
Other expense	(294)	(234)	(528)

Financial interest on debt	(1,094)	(5)	(1,099)
Financial income and expense from cash & cash equivalents	(13)	(92)	(105)
Cost of net debt	(1,107)	(97)	(1,204)

Other financial income	607	—	607
Other financial expense	(341)	(1)	(342)

Net income (loss) from equity affiliates	669	(384)	285

Income taxes	(490)	1,011	521
Consolidated net income	1,894	(10,314)	(8,420)
Group share	1,907	(10,242)	(8,335)
Non-controlling interests	(13)	(72)	(85)

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
1sthalf 2019			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	102,533	(86)	102,447
Excise taxes	(12,121)	—	(12,121)
Revenues from sales	90,412	(86)	90,326

Purchases net of inventory variation	(60,533)	422	(60,111)
Other operating expenses	(13,758)	(45)	(13,803)
Exploration costs	(458)	—	(458)
Depreciation, depletion and impairment of tangible assets and mineral interests	(7,063)	(64)	(7,127)
Other income	453	115	568
Other expense	(190)	(208)	(398)

Financial interest on debt	(1,121)	(8)	(1,129)
Financial income and expense from cash & cash equivalents	(70)	—	(70)
Cost of net debt	(1,191)	(8)	(1,199)

Other financial income	486	—	486
Other financial expense	(383)	—	(383)

Net income (loss) from equity affiliates	1,071	452	1,523

Income taxes	(3,076)	(404)	(3,480)
Consolidated net income	5,770	174	5,944
Group share	5,646	221	5,867
Non-controlling interests	124	(47)	77

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2020			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	25,748	(18)	25,730
Excise taxes	(4,168)	—	(4,168)
Revenues from sales	21,580	(18)	21,562

Purchases net of inventory variation	(11,842)	(183)	(12,025)
Other operating expenses	(6,199)	(122)	(6,321)
Exploration costs	(114)	—	(114)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,302)	(8,291)	(11,593)
Other income	240	122	362
Other expense	(103)	(5)	(108)

Financial interest on debt	(527)	(3)	(530)
Financial income and expense from cash & cash equivalents	(3)	53	50
Cost of net debt	(530)	50	(480)

Other financial income	419	—	419
Other financial expense	(160)	(1)	(161)

Net income (loss) from equity affiliates	11	(458)	(447)

Income taxes	95	389	484
Consolidated net income	95	(8,517)	(8,422)
Group share	126	(8,495)	(8,369)
Non-controlling interests	(31)	(22)	(53)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2019			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	51,301	(59)	51,242
Excise taxes	(6,040)	—	(6,040)
Revenues from sales	45,261	(59)	45,202

Purchases net of inventory variation	(30,295)	(95)	(30,390)
Other operating expenses	(7,042)	(36)	(7,078)
Exploration costs	(170)	—	(170)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,597)	(64)	(3,661)
Other income	253	68	321
Other expense	(117)	(72)	(189)

Financial interest on debt	(564)	(4)	(568)
Financial income and expense from cash & cash equivalents	(42)	—	(42)
Cost of net debt	(606)	(4)	(610)

Other financial income	326	—	326
Other financial expense	(188)	—	(188)

Net income (loss) from equity affiliates	457	355	812

Income taxes	(1,322)	(249)	(1,571)
Consolidated net income	2,960	(156)	2,804
Group share	2,887	(131)	2,756
Non-controlling interests	73	(25)	48

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

3.3) Adjustment items

The detail of the adjustment items is presented in the table below.

ADJUSTMENTS TO OPERATING INCOME

		Exploration	Integrated	Refining	Marketing	Corporate	Total
		&	Gas,	&	&
		Production	Renewables	Chemicals	Services
(M$)			& Power
2nd quarter 2020	Inventory valuation effect	—	—	(26)	(16)	—	(42)
	Effect of changes in fair value	—	(100)	—	—	—	(100)
	Restructuring charges	—	(10)	(7)	—	—	(17)
	Asset impairment charges	(7,338)	(953)	—	—	—	(8,291)
	Other items	(27)	(107)	(15)	21	(36)	(164)
Total		(7,365)	(1,170)	(48)	5	(36)	(8,614)
2nd quarter 2019	Inventory valuation effect	—	—	(6)	(34)	—	(40)
	Effect of changes in fair value	—	(59)	—	—	—	(59)
	Restructuring charges	—	—	—	—	—	—
	Asset impairment charges	(43)	(11)	(10)	—	—	(64)
	Other items	—	(54)	(37)	—	—	(91)
Total		(43)	(124)	(53)	(34)	—	(254)
1st half 2020	Inventory valuation effect	—	—	(1,604)	(234)	—	(1,838)
	Effect of changes in fair value	—	(98)	—	—	—	(98)
	Restructuring charges	(10)	(18)	(7)	—	—	(35)
	Asset impairment charges	(7,338)	(953)	—	—	—	(8,291)
	Other items	(27)	(218)	(26)	(107)	(91)	(469)
Total		(7,375)	(1,287)	(1,637)	(341)	(91)	(10,731)
1st half 2019	Inventory valuation effect	—	—	486	40	—	526
	Effect of changes in fair value	—	(86)	—	—	—	(86)
	Restructuring charges	—	—	—	—	—	—
	Asset impairment charges	(43)	(11)	(10)	—	—	(64)
	Other items	—	(112)	(37)	—	—	(149)
Total		(43)	(209)	439	40	—	227

ADJUSTMENTS TO NET INCOME, GROUP SHARE

		Exploration	Integrated	Refining	Marketing	Corporate	Total
		&	Gas,	&	&
		Production	Renewables	Chemicals	Services
(M$)			& Power
2nd quarter 2020	Inventory valuation effect	—	—	(83)	(11)	—	(94)
	Effect of changes in fair value	—	(80)	—	—	—	(80)
	Restructuring charges	—	(10)	(10)	—	—	(20)
	Asset impairment charges	(7,272)	(829)	—	—	—	(8,101)
	Gains (losses) on disposals of assets	—	—	—	—	—	—
	Other items	(77)	(131)	(14)	10	12	(200)
Total		(7,349)	(1,050)	(107)	(1)	12	(8,495)
2nd quarter 2019	Inventory valuation effect	—	—	(3)	(25)	—	(28)
	Effect of changes in fair value	—	(47)	—	—	—	(47)
	Restructuring charges	—	(14)	(17)	—	—	(31)
	Asset impairment charges	(43)	(6)	(8)	—	—	(57)
	Gains (losses) on disposals of assets	—	—	—	—	—	—
	Other items	—	86	(48)	(6)	—	32
Total		(43)	19	(76)	(31)	—	(131)
1st half 2020	Inventory valuation effect	—	—	(1,364)	(144)	—	(1,508)
	Effect of changes in fair value	—	(79)	—	—	—	(79)
	Restructuring charges	(3)	(22)	(75)	—	—	(100)
	Asset impairment charges	(7,272)	(829)	—	—	—	(8,101)
	Gains (losses) on disposals of assets	—	—	—	—	—	—
	Other items	51	(256)	(36)	(71)	(142)	(454)
Total		(7,224)	(1,186)	(1,475)	(215)	(142)	(10,242)
1st half 2019	Inventory valuation effect	—	—	341	19	—	360
	Effect of changes in fair value	—	(69)	—	—	—	(69)
	Restructuring charges	—	(16)	(17)	—	—	(33)
	Asset impairment charges	(43)	(6)	(8)	—	—	(57)
	Gains (losses) on disposals of assets	—	—	—	—	—	—
	Other items	—	74	(48)	(6)	—	20
Total		(43)	(17)	268	13	—	221

3.4) Asset impairment

Impairments relate to certain cash-generating units (CGUs) for which indicators of impairment have been identified, due to changes in operating conditions or the economic environment of the activities concerned.

For the calculation of impairment tests of its assets, TOTAL set in 2019 a price scenario with a 2050 Brent price of 50$/b, in line with the “well below 2°C” scenario of the IEA. This scenario is described in the Universal Registration Document (note 3 of chapter 8).

Given the drop of the oil price in 2020, TOTAL decided to revise the price assumptions over the next years and selected the following profile of the Brent price: 35$/b in 2020, 40$/b in 2021, 50$/b in 2022, 60$/b in 2023; gas prices have been adjusted accordingly.

For the longer term, TOTAL maintains its analysis, that the weakness of investments in the hydrocarbon sector since 2015 accentuated by the health and economic crisis of 2020 will result by 2025 in insufficient worldwide production capacities and a rebound in prices. Beyond 2030, given technological developments, particularly in the transport sector, TOTAL anticipates oil demand will have reached its peak and Brent prices should tend toward the long-term price of 50$/b, in line with the IEA’s SDS scenario.

The average Brent prices over the period 2020-2050 thus stands at 56.8$2020/b.

The future operational costs were determined by taking into account the existing technologies, the fluctuation of prices for petroleum services in line with market developments and the internal cost reduction programs effectively implemented.

The future cash flows are estimated over a period consistent with the life of the assets of the CGUs. They are prepared post-tax and take into account specific risks related to the CGUs’ assets. They are discounted using a 7% post-tax discount rate, this rate being the weighted-average cost of capital estimated from historical market data.

The CGUs of the Exploration & Production segment are defined as oil and gas fields or groups of oil and gas fields with industrial assets enabling the production, treatment and evacuation of the oil and gas. For the first half year 2020, impairments of assets were recognized over CGUs of the Exploration & Production segment for an impact of $(1,878) million in operating income and $(1,798) million in net income, Group share. Impairments recognized in 2020 mainly relate to Canadian oil sands assets.

The CGUs of the Integrated Gas, Renewables & Power segment are subsidiaries or groups of subsidiaries organized by activity or geographical area, and by fields or groups of fields for upstream LNG activities. For the first half year 2020, the Group recorded impairments on CGUs in the Integrated Gas, Renewables & Power segment for $(953) million in operating income and $(829) million in net income, Group share. Impairments recognized in 2020 relate to assets located in Australia.

The CGUs of the Refining & Chemicals segment are defined as legal entities with operational activities for refining and petrochemicals activities. No significant impairment has been recorded for the CGUs of the Refining & Chemicals segment in the first half year 2020.

The CGUs of the Marketing & Services segment are subsidiaries or groups of subsidiaries organized by geographical area. No significant impairment has been recorded for the CGUs of the Marketing & Services segment in the first half year 2020.

In addition, in line with its new Climate Ambition announced on May 5, 2020, which aims at carbon neutrality, TOTAL has reviewed its oil assets that can be qualified as stranded, meaning with reserves beyond 20 years and high production costs, whose overall reserves may therefore not be produced by 2050. The only projects identified in this category are the Canadian oil sands projects of Fort Hills and Surmont.

For impairment calculations, TOTAL has decided to take into account only proven reserves on these two assets – unlike general practice which considers so-called proven and probable reserves. This leads to an additional exceptional asset impairment of $(5,460) million in operating income and $(5,474) million in net income, Group share.

Overall, asset impairments were recorded on the second quarter 2020 for an amount of $(8,291) million in operating income and $(8,101) million in net income, Group share, including $(6,988) million on Canadian oil sands assets alone.

These impairments were qualified as adjustment items of the operating income and net income, Group share.

As for sensitivities of the Exploration & Production segment:

-

a decrease by one point in the discount rate would have a positive impact of approximately $0.2 billion on impairments recorded in operating income and $0.2 billion on impairments recorded in net income, Group share;

-

an increase by one point in the discount rate would have an additional negative impact of approximately $1.5 billion on impairments recorded in operating income and $1 billion on impairments recorded in net income, Group share;

-

a variation of (10)% of the oil and gas prices over the duration of the plan would have an additional negative impact of approximately $2.9 billion on impairments recorded this quarter in operating income and $1.7 billion on impairments recorded in net income, Group share.

As for sensitivities of upstream LNG activities and CGUs including a material goodwill:

-

a decrease by one point in the discount rate would have a positive impact of approximately $0.6 billion on impairments recorded in operating income and $0.5 billion on impairments recorded in net income, Group share;

-

an increase by one point in the discount rate would have an additional negative impact of approximately $0.8 billion on impairments recorded in operating income and $0.6 billion on impairments recorded in net income, Group share;

-

a variation of (10)% of the oil and gas prices over the duration of the plan would have an additional negative impact of approximately $1.9 billion on impairments recorded this quarter in operating income and $1.5 billion on impairments recorded in net income, Group share.